September 13, 2023

Karen Rossotto, Esq.

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	MBC Total Private Markets Access Fund (the “Fund”) File Nos. 811-23839, 333-269531

Dear Ms. Rossotto:

This letter responds to comments provided telephonically on behalf of the Staff of the Securities and Exchange Commission on July 26, 2023 regarding the registration statement on Form N-2 filed on May 8, 2023. Each response summarizes the comment followed by a response. All capitalized terms not otherwise defined herein have the meaning given to them in the registration statement.

Please note that MidOcean Credit Fund Management, LP has been added as sub-investment adviser to the Fund. Accompanying this letter is pre-effective amendment no. 2 to the registration statement.

Prospectus

Comment 1. Bottom of page 9. In the sentence “Direct Credit Investments, Portfolio Funds, Secondary Investments, and Other Investments that primarily invest in credit investments will generally represent less than 20% of the Fund’s total assets,” (emphasis added.) Please explain in which “credit investments” the Fund will invest.

Response. The following disclosure has been added to page 9 and where appropriate:

“Credit investments will include a broad range of private debt instruments including senior and subordinated direct debt investments (such as mezzanine direct investments, which are typically comprised of subordinated debt or preferred stock, possibly in combination with warrants on the company’s common stock), bonds including high yield bonds, loans, unitranche debt (which combines senior debt and subordinated debt into one credit facility) and other structured debt.”

Comment 2. Bottom of page 9, last paragraph. “The Fund may gain such exposure . . . .” Please explain to what “such exposure” refers.

Response. “such exposure” has been changed to “equity or debt exposure”.

Comment 3. Bottom of page 9, last paragraph. Please clarify the fees and fee structure of “special purpose vehicles managed by the Adviser, any of its affiliates or third parties”.

Response. The following disclosure has been added to page 9 and where appropriate:

“The Fund will not pay the Investment Adviser any additional advisory, performance or incentive fees in connection with special purpose vehicles managed by an Adviser or any of its affiliates or in connection with subsidiaries wholly owned by the Fund, but the Fund may incur fees and expenses otherwise borne by the Fund such as organizational expenses, legal, and accounting expenses, audit, tax, custody, direct and indirect investment acquisition costs and expenses, and other expenses in establishing and maintaining such special purpose vehicles or subsidiaries. Advisory and other fees paid to third parties on special purpose vehicles will be negotiated on a case-by-case basis and will be borne by the Fund.”

Comment 4. Page 10, paragraph 2. Please provide more detail in “(v) Other investments” how these investments will “provide exposure to private markets.”

Response. The following has been added to page 10 and where appropriate: “are intended to generate the cash flow, risk and return profiles of traditional private equity investments.’

Comment 5. Page 10, paragraph 2. Clarify in the last sentence and elsewhere in the Prospectus that the Fund will not count unfunded commitments for purposes of the 80% fundamental investment policy test.

Response. The sentence and references to counting unfunded commitments for purposes of the 80% fundamental investment policy test have been deleted.

Comment 6. Page 10, 3rd full paragraph. Please revise “. . . the Adviser may sell certain of the Fund’s assets . . .” to “. . . the Adviser may cause the Fund to sell certain of its investments . . .”

Response. The requested revision has been made.

Comment 7. Page 11, Fees and Expenses, Investment Management Fee. Please explain the reference to “and other services”.

Response. "other services” has been replaced with “certain operational and governance services” and a cross-reference to “Management Of The Fund-Investment Management Agreement” has been added.

Comment 8. Page 13, Purchasing Shares. Please explain in correspondence that aggregating Shares held through a registered investment adviser or broker/dealer is limited to Fund Shares.

Response. Aggregating Shares held by an investor through a registered investment adviser or broker/dealer will be limited to Fund Shares. The intent of this aggregation provision is to permit an investor to purchase Shares as a gift for relatives such a children and grandchildren.

Comment 9. Page 14, Purchasing Shares. Please explain in correspondence or a phone call whether the Fund’s retention of interest earned on Subscription funds deposited with the Custodian is common industry practice.

Response. The Fund has been informed by the administrator that based on an informal survey of 20 tender offer funds employing an investment strategy similar to the Fund, in approximately half the fund retained the interest earned on Subscription funds, and, in others, Subscription funds are deposited in a non-interest bearing account. None of the funds surveyed credited interest earned to Shareholders.

Comment 10. Top of page 26. Please describe what quantitative data the Adviser utilizes and how it uses this quantitative data.

Response. The following disclosure has been added at the beginning of the second paragraph on page 25:

“In addition to quantitative data (including, but not limited to, current valuations compared to historical valuations, income statements, balance sheets, price to earnings ratios and cash flows), the Advisers also focus on qualitative factors (such as quality and stability of management, reputation, pending litigation, relationship with key vendors and customers) in selecting Direct Investments for the Fund. In selecting Primary and Secondary Fund Investments, an Adviser assesses a fund sponsor’s investment team, due diligence skills, risk management, access to deal flow, and ability to implement its investment strategy is as important to reaching an investment decision as the sponsor’s past performance.”

Comment 11. Page 27, Portfolio and Liquidity Management. In the first bullet, as the Fund is a non-diversified fund, change to “Diversifying investments . . . “ to another term.

Response. “Diversifying” has been revised to “Investing in a broad array”.

Comment 12. Page 28. General Risks. The second sentence implies that the description of the risks are incomplete.

Response. A cross-reference to “Limits Of Risks Disclosure” has been added to General Risks”. “Limits Of Risks Disclosure” notes that the disclosed risks are those reasonably likely to have a material adverse effect on the Fund and its Shareholders, not all possible risks; to do so would result in expansive disclosure of remote risks.

Comment 13. Page 65. The initial payment of 90% of the repurchase proceeds will be paid on or before the 65th day after the Expiration Date. The second and final payment will be made within 5 days of the completion of the annual audit. In the next bullet point, the payment procedure is described if the Shareholder continues to hold at least 5% of the Shares held prior to repurchase.

Response. The disclosure has been clarified that the Final Payment will be the remaining amount (i.e., 10%) as adjusted by the audit.

Comment 14. Page 66. Regarding the Second full paragraph discussing the allocation of costs incurred by the Fund in liquidating an investment to meet repurchases to Shareholders whose Shares are repurchased (“Repurchases”), does the allocation of these costs to repurchasing Shareholders comply with the requirements of Exchange Act Rule 13e-4(f)(8)(ii)?

Response. The Fund confirms that that any such allocation costs incurred by Repurchases would be applied uniformly to all tendering shareholders—i.e., pro rata based on the amount of shares tendered by each investor. Rule 13e-4(f)(8)(ii) under the Securities Exchange Act of 1934, as amended, requires that the consideration paid to any investor for securities tendered in a tender offer be the highest consideration paid to any other investor for securities tendered in the tender offer. A pro rata allocation of such costs in respect of Repurchases would not serve to lower the price paid to those shareholders tendering a small amount of shares relative to the price paid to shareholders tendering a large number of shares and, therefore, we believe that any such allocation would be appropriate.

Comment 15. Page 88. Does the Fund intend to invest in payment in kind securities (PIKs) as a primary or significant investment. If so, the staff may require additional disclosure.

Response. The Fund anticipates that PIKs may constitute a significant portion of the Fund’s total assets. Disclosure regarding PIKs has been to the Statement of Additional Information, Additional Information of Investment Techniques of the Fund and Related Risks, Equity Securities, Preferred Stock.

Agreement and Declaration of Trust

Comment 16. Please amend the following sections of the Agreement and Declaration of Trust and include disclosure and risks in an appropriate place in the Prospectus as follows:

i.	Article VII, Section 4 Derivative Actions (b) – states that a pre-suit demand must be brought by the holders of at least 10% of the outstanding Shares of a Series or Class. Please amend the Agreement and Declaration of Trust to provide that the provision does not apply to claims brought under the federal securities laws.
ii.	Article VII, Section 5 Jurisdiction and Waiver or Jury Trial. Please amend the Agreement and Declaration of Trust to provide that the provision does not apply to claims brought under the federal securities laws.
iii.	Please add risk disclosure regarding waiver of jury trial and venue agreement.

Response. Disclosure regarding the procedure for bringing Shareholder derivative actions, selection of venue to bring such actions and waiver of jury trial has been added to the Prospectus. As to:

i.	Article VII, Section 4 Derivative Actions. The last sentence of Section 4(c) provides.
ii.	Article VII, Section 5 Jurisdiction and Waiver or Jury Trial. Applicability of this Section is qualified by “as otherwise required by law” or “to the extent permitted by law”. Disclosure has been added that these provision do not apply to claims brought under the federal securities laws.
iii.	Risk and other disclosures have been added to Summary of the Agreement and Declaration of Trust in the Prospectus.

Sincerely,

/x/ Garrett Fitzgerald

Garrett Fitzgerald

cc:	Jeremy I. Senderowicz, Vedder Price, P.C.
Jay Williamson, Securities and Exchange Commission
Mindy Rotter, Securities and Exchange Commission